Share-Based Compensation (Changyou 2008 Share Incentive Plan, Narrative) (Details) (USD $)	1 Months Ended		12 Months Ended
	Apr. 30, 2008 Changyou's 2008 Share Incentive Plan [Member]	Jan. 31, 2008 Changyou's 2008 Share Incentive Plan [Member]	Dec. 31, 2013 Changyou's 2008 Share Incentive Plan [Member]	Dec. 31, 2012 Changyou's 2008 Share Incentive Plan [Member]	Dec. 31, 2011 Changyou's 2008 Share Incentive Plan [Member]	Mar. 31, 2009 Changyou's 2008 Share Incentive Plan [Member] Ordinary shares [Member]	Dec. 31, 2008 Changyou's 2008 Share Incentive Plan [Member] Ordinary shares [Member]	Dec. 31, 2008 Changyou's 2008 Share Incentive Plan [Member] Class B ordinary shares [Member]	Dec. 31, 2013 Changyou's 2008 Share Incentive Plan [Member] Class B ordinary shares [Member] CEO [Member]	Dec. 31, 2008 Changyou's 2008 Share Incentive Plan [Member] Class A ordinary shares [Member]
Dec. 31, 2013
Changyou's 2008 Share Incentive Plan [Member]
Class A and/ or Class B restricted share units [Member]
Executive officers other than CEO and certain employees and certain Sohu employees [Member]
												Dec. 31, 2013 Changyou's 2008 Share Incentive Plan before Initial Public Offering [Member] CEO and senior management and certain key employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance							2,000,000	1,774,000		226,000
Shares reserved for future issuance as a result of a stock split						20,000,000
Accumulated shares/restricted share units granted									15,000,000		4,823,552
Discount rate used to determine the fair value of the ordinary shares	23.00%	22.00%
DLOM	19.00%	19.00%
Fair value of Changyou.com Limited as a going concern	$ 198,000,000	$ 136,000,000
Share-based compensation expense			1,200,000	3,400,000	5,500,000
Unrecognized compensation expenses												$ 0